31-Mar-2015
30/360 Days
Mercedes-Benz Auto Lease Trust 2015-A
Investor Report
Collection Period Ended
Amounts in USD
Dates
Collection Period No.
3
Collection Period (from... to)
1-Mar-2015
31-Mar-2015
Determination Date
13-Apr-2015
Record Date
14-Apr-2015
Payment Date
15-Apr-2015
Interest Period of the Class A-1, A-2b Notes (from... to)
16-Mar-2015
15-Apr-2015 Actual/360 Days
30
Interest Period of the Class A-2a, A-3 and A-4 Notes (from... to)
15-Mar-2015
15-Apr-2015
30
Face Amount
Summary
Initial
Beginning
Ending
Principal
Principal per $1000
246,748,319.62
195,914,245.53
50,834,074.09
129.678760
Balance
Balance
Balance
Payment
Class A-2A Notes
400,000,000.00
400,000,000.00
400,000,000.00
0.00
0.000000
Class A-1 Notes
392,000,000.00
Class A-2B Notes
400,000,000.00
400,000,000.00
400,000,000.00
0.00
0.000000
247,770,000.00
0.00
0.000000
Class A-3 Notes
575,000,000.00
575,000,000.00
575,000,000.00
0.00
0.000000
Total Note Balance
2,014,770,000.00
1,869,518,319.62
1,818,684,245.53
50,834,074.09
Class A-4 Notes
247,770,000.00
247,770,000.00
Overcollateralization
395,237,750.93
421,751,356.41
421,751,356.41
Total Securitization Value
2,410,007,750.93
2,291,269,676.03
2,240,435,601.94
present value of lease payments
854,201,184.71
735,000,982.82
693,554,114.15
present value of Base Residual Value
1,555,806,566.22
1,556,268,693.21
1,546,881,487.79
Amount
Percentage
Initial Overcollateralization Amount
395,237,750.93
16.40%
Target Overcollateralization Amount (until Class A-2 Notes are paid in full)
421,751,356.41
17.50%
Target Overcollateralization Amount (after Class A-2 Notes are paid in full)
397,651,278.90
16.50%
Current Overcollateralization Amount
421,751,356.41
17.50%
Interest per
Interest & Principal
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
Payment
per $1000 Face Amount
Class A-1 Notes
0.240000%
49,349.66
0.125892
50,883,423.75
129.804652
Class A-2A Notes
0.780000%
260,000.00
0.650000
260,000.00
0.650000
Class A-2B Notes
0.494500%
164,833.33
0.412083
164,833.33
0.412083

Class A-3 Notes
1.100000%
527,083.33
0.916667
527,083.33
0.916667
Class A-4 Notes
1.210000%
249,834.75
1.008333
249,834.75
1.008333
Total
1,251,101.07
$52,085,175.16
Available Funds
Distributions
Lease Payments Received
43,116,493.38
(1) Total Servicing Fee
1,909,391.40
Nonrecoverable Advances to the Servicer
0.00
Net Sales Proceeds-scheduled terminations
1,755,843.99
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Excess wear and tear included in Net Sales Proceeds
4,475.80
(3) Interest Distributable Amount Class A Notes
1,251,101.07
Excess mileage included in Net Sales Proceeds
102,095.99
(4) Priority Principal Distribution Amount
0.00
Subtotal
65,472,318.28
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
50,834,074.09
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
0.00
Investment Earnings
298.42
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Total Available Collections
65,472,616.70
(9) Excess Collections to Certificateholders
11,478,050.14
Reserve Account Draw Amount
0.00
Total Distribution
65,472,616.70
Total Available Funds
65,472,616.70
Distribution Detail
Amount Due
Amount Paid
Shortfall
Total Servicing Fee
1,909,391.40
1,909,391.40
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
1,251,101.07
1,251,101.07
0.00
thereof on Class A-1 Notes
49,349.66
49,349.66
0.00
thereof on Class A-2A Notes
260,000.00
260,000.00
0.00
thereof on Class A-2B Notes
164,833.33
164,833.33
0.00
thereof on Class A-3 Notes
527,083.33
527,083.33
0.00
thereof on Class A-4 Notes
249,834.75
249,834.75
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
1,251,101.07
1,251,101.07
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
50,834,074.09
50,834,074.09
0.00
Net Sales Proceeds-early terminations (including Defaulted
20,599,980.91

Principal Distribution Amount
50,834,074.09
50,834,074.09
0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
6,025,019.38
Reserve Fund Amount - Beginning Balance
6,025,019.38
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
30.82
minus Net Investment Earnings
30.82
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
6,025,019.38
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
30.82
Net Investment Earnings on the Exchange Note
Collection Account
267.60
Investment Earnings for the Collection Period
298.42
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
2,410,007,750.93
57,690
Securitization Value beginning of Collection Period
2,291,269,676.03
56,772
Principal portion of lease payments
29,267,644.73
Terminations- Early
18,106,355.96
Terminations- Scheduled
1,597,260.31
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,862,813.09
Securitization Value end of Collection Period
2,240,435,601.94
56,130
Pool Factor
92.96%

As of Cutoff Date
Current
Weighted Average Securitization Rate
6.80%
6.80%
Weighted Average Remaining Term (months)
23.64
19.86
Weighted Average Seasoning (months)
10.77
14.48
Aggregate Base Residual Value
1,762,832,979.55
1,716,017,908.15
Cumulative Turn-in Ratio
81.83%
Proportion of base prepayment assumption realized life to date
170.07%
Actual lifetime prepayment speed
0.55%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
2,237,479,923.59
56,058
99.87%
31-60 Days Delinquent
2,553,118.71
62
0.11%
61-90 Days Delinquent
309,026.48
8
0.01%
91-120 Days Delinquent
93,533.16
2
0.00%
Total
2,240,435,601.94
56,130
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
1,433,260.67
Less Liquidation Proceeds
1,204,017.43
Less Recoveries
46,438.00
Current Net Credit Loss / (Gain)
182,805.24
Cumulative Net Credit Loss / (Gain)
41,499.49
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.002%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
20,133,168.69
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.171%)
Less sales proceeds and other payments received during
Collection Period
21,732,832.74
Current Residual Loss / (Gain)
(1,599,664.05)
Cumulative Residual Loss / (Gain)
(4,126,714.63)

Amounts in USD
Dates
Face Amount
Factor
Summary
Principal per $1000
129.678760
Note
0.499781
0.000000
1.000000
1.000000
0.000000
0.000000
1.000000
0.000000
1.000000
Interest & Principal Payment
per $1000 Face Amount
129.804652
0.650000
0.412083

0.916667
1.008333
Distributions
1,909,391.40
0.00
0.00
1,251,101.07
0.00
0.00
50,834,074.09
0.00
0.00
11,478,050.14
65,472,616.70
Distribution Detail

Reserve Fund and Investment Earnings
Notice to Investors
Pool Statistics